Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,319,776)	$ (540,206)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	9,304	6,709
Changes in operating assets and liabilities:
Accounts receivable	153,482	(129,168)
Inventories	(42,386)	(14,110)
Prepaid expenses and other assets	61,353	(36,619)
Deposit with manufacturer - related party	(133,918)	(100,000)
Increase (Decrease) in:
Accounts payable and accrued expenses	(109,153)	123,676
Due to related party	(19,544)
Net Cash Used in Operating Activities	(1,400,638)	(689,718)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for machinery and equipment	(10,000)	(18,402)
Investment in LLC		(6,942)
Net Cash Used In Investing Activities	(10,000)	(25,344)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	3,454,000	200,000
Stock issuance costs	(510,339)
Proceeds from credit line		265,000
Repayment of credit line	(300,000)
Net Cash Provided By Financing Activities	2,643,661	465,000
Net Increase (Decrease) in Cash	1,233,023	(250,062)
Cash - Beginning of Year/Period	16,505	292,774
Cash - End of Year/Period	1,249,528	42,712
Cash Paid During the Period for:
Income taxes
Interest	10,047	1,026
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issuance costs paid in the form of warrants	293,898
Conversion of advance to Investment in LLC		$ 20,090